Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 3,117,161	$ 2,923,319
Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	133,063	115,769
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	3,942	3,357
Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	129,121	112,412
Securities | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	122,201	106,499
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,820	2,406
Securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	119,381	104,093
– treasury and other eligible bills | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	990	1,125
– treasury and other eligible bills | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	778	732
– treasury and other eligible bills | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	212	393
Debt securities | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	70,770	61,578
Debt securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,042	1,674
Debt securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	68,728	59,904
– equity securities | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	50,441	43,796
– equity securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
– equity securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	50,441	43,796
Loans and advances to banks and customers | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	8,169	7,071
Loans and advances to banks and customers | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	1,122	951
Loans and advances to banks and customers | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	7,047	6,120
Other | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	2,693	2,199
Other | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Other | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	$ 2,693	$ 2,199